The Company	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company
The Company:

American DG Energy Inc., or the Company, we, our or us, distributes, owns, operates and maintains clean, on-site energy systems that produce electricity, hot water, heat and cooling. The Company's business model is to own the equipment that it installs at customers' facilities and to sell the energy produced by these systems to its customers on a long-term contractual basis at prices guaranteed to the customer to be below conventional utility rates. The Company calls this business the American DG Energy “On-Site Utility”.

The Company was incorporated as a Delaware corporation on July 24, 2001 to install, own, operate and maintain complete DG systems, or energy systems, and other complementary systems at customer sites and sell electricity, hot water, heat and cooling energy under long-term contracts at prices guaranteed to the customer to be below conventional utility rates.

The Company derives revenues from selling energy in the form of electricity, heat, hot water and cooling to its customers under long-term energy sales agreements (with a typical term of 10 to 15 years). The energy systems are generally owned by the Company and are installed in its customers’ buildings. Each month the Company obtains readings from energy meters to determine the amount of energy produced for each customer. The Company multiplies these readings by the appropriate published price of energy (electricity, natural gas or oil) from its customers’ local energy utility, to derive the value of its monthly energy sale, less the applicable negotiated discount. The Company’s revenues per customer on a monthly basis vary based on the amount of energy produced by its energy systems and the published price of energy (electricity, natural gas or oil) from its customers’ local energy utility that month. The Company’s revenues commence as new energy systems become operational. As of December 31, 2015, the Company had 92 energy systems operational. In some cases the customer may choose to own the system rather than have it owned by American DG Energy.

Investment in EuroSite Power and Discontinued Operations

During the second and third quarters of 2016, the Company settled approximately $16 million of its $19.4 million 6% convertible debentures due May 2018 (see Note 6 - Convertible Debentures) by transferring ownership of shares it owned of EuroSite Power to the holders of the debt. As a result, the Company's ownership in EuroSite decreased from 48.04% to 2.03%. During 2015 and 2014, prior to the foregoing exchanges, the Company consolidated the results of EuroSite under the variable interest model as it was determined to be the primary beneficiary of EuroSite.
The exchanges were undertaken primarily as a plan to reduce future debt service requirements of the Company, however they also resulted in a disposition of all foreign operations of the Company, representing a strategic shift that will have a major effect on the Company's operations and financial results. Accordingly, amounts related to this component have been retrospectively reclassified and are reported in discontinued operations in the accompanying consolidated financial statements.
Following is a reconciliation of the major line items comprising loss from discontinued operations for the years ended December 31, 2015 and 2014:

	December 31, 2015	December 31, 2014
Revenue	$2,198,721	$1,577,873
Cost of sales	$2,314,525	$1,799,284
Operating expenses	$1,611,786	$1,480,629
Other expenses, net	$36,708	$1,255,738
Pretax loss from discontinued operations	$1,764,298	$2,594,022
Income tax benefit	$380,176	$648,917
Loss from discontinued operations	$1,384,122	$1,945,105
Loss from discontinued operations attributable to noncontrolling interest	$679,149	$745,809
Loss from discontinued operations attributable to American DG Energy Inc.	$704,973	$1,199,296
The total operating and investing cash flows of the discontinued operation for the years ended December 31, 2015 and 2014 are as follows:

	December 31, 2015	December 31, 2014
Net cash used in operating activities	$(365,186)	$(796,024)
Net cash used in investing activities	$(1,823,847)	$(2,843,053)